UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22020

Morgan Stanley FX Series Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2009

Date of reporting period:	October 31, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley FX Series Funds performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended October 31, 2009

Morgan Stanley FX Series Funds

Letter to the Shareholders

October 31, 2009

The opportunity to look back over the past 12 months in the currency markets and other capital markets reveals a startling contrast in both sentiment and economic data. In the final quarter of 2008, central banks were slashing rates and introducing quantitative easing while the global economy appeared on the brink of a 1930s-like recession. Against this backdrop, banks and corporations either failed or required government bailouts. Corporate earnings plummeted and unemployment rose. Yet by the middle of 2009, the first "green shoots" of recovery had emerged. Economic data, such as manufacturing, had begun to pick up and corporate earnings had recovered during the third quarter. At the heart of these recuperations were many of the financial institutions that were so close to collapsing only a year before.

By the end of October 2009, the S&P 500® Index, a broad market index of U.S. equities, had staged a remarkable recovery, showing a rise of 17 percent year-to-date, slightly off the highs of mid-October, and up a staggering 53 percent from the March 2009 lows. A massive injection of liquidity, made possible by the issuance of U.S. and European government debt, helped spur the recovery. Concurrently, the spreads on corporate bonds — essentially the risk premium that investors pay for holding non-government debt — had dropped from historic highs. Most notably, the economies of the U.S., Germany, Japan and France all exited recession in the second half of 2009, along with many developing economies. This backdrop undoubtedly provided some comfort that 2010 should provide a more advantageous environment for investors than the previous eighteen months.

Currency markets reflected the chaos that existed in the global capital markets. Currency volatility across the 27-currency basket utilized by the FX Alpha Series Funds spiked to three times historical levels in the final quarter of 2008, but is now back to 2007 levels. Liquidity in the foreign exchange markets remains high despite some challenges in individual currencies at the end of 2008. Overall, daily volume in the global currency market remains in excess of $3.2 trillion a day.

While the period of October 2008 to March 2009 saw strong deleveraging and mostly one-way flows toward the U.S. dollar, this move changed noticeably in March 2009. Traditional "carry" currencies in the G10, such as the New Zealand and Australian dollars, began to strengthen as participants started to trade markets and currencies on their individual merits. As noted, many of the developing markets of the world (Brazil, China, Philippines), as well as some markets supported by commodities (Australia, Norway), found themselves far better placed for growth as 2009 progressed. This has enabled many of these countries to attract capital. The advantageous interest rates of many of these countries have also encouraged investors to fund positions in these higher interest rate currencies out of the nearly zero-rate U.S. dollar. With many economies now preparing to raise interest rates — several, including Australia and Norway, have already done so — we believe the environment for interest rate differential strategies looks positive as the global economy recovers into 2010.

The FX Alpha Strategy Portfolio

Total Return for the 12 Months Ended October 31, 2009
Class A	Class C	Class I	Class R	Class W	LIBOR (London Inter Bank Offered Rate) Index[1]
–1.63%	–2.12%	–1.40%	–1.88%	–1.73%	0.27%

The performance of the Portfolio's share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Strategy Portfolio underperformed the LIBOR (London Inter Bank Offered Rate) Index (the "Index") for the 12 months ended October 31, 2009, assuming no deduction of applicable sales charges.

Despite the relative underperformance, the FX Alpha Strategy Portfolio navigated the chaotic economic events successfully, in our view. The enormous losses seen in equities and credit markets in the initial months of the period were largely avoided as the strategy benefited from its rigorous risk management procedures. Our risk control process takes into account factors other than interest rate differentials that may drive individual currency pairs at a given time. For example, we incorporate information provided by currency momentum, volatility, and relationships between currencies and returns of other asset classes. While the composition of the Portfolio will change over the market cycle, our approach remains consistent.

During the 12-month period, the largest detractors from the Portfolio's returns included its exposure to the Singapore dollar, the Australian dollar, the Canadian dollar, the British pound and the Indonesian rupee. The largest contributors for the period were the Portfolio's exposure to the New Zealand dollar, the Turkish lira, the Hungarian forint, the Brazilian real, and the Colombian peso.

In volatile markets, our portfolio risk controls seek to scale down or eliminate positions in particular currencies, seeking to insulate our portfolios against extreme market moves. Currencies like the Mexican peso, with high interest rates relative to other currencies, are typically long positions in carry portfolios, such as the FX Alpha Strategy Portfolio. At times, however, when volatility increases significantly and/or the spot price momentum turns negative and pushes the value of the peso lower, our proprietary models seek to reduce or eliminate long positions. The Japanese yen is typically viewed as a funding currency, given the low interest rates in Japan. As such, carry portfolios would typically have a short yen position. Our proprietary models have maintained a long position due to the negative correlation of the yen to many other currencies, as well as the general increase in volatility and, from time to time, the strength of the yen. Our allocation to currency pairs is subject to adjustments to accommodate short-term market dynamics.

The Portfolio will attempt to target an estimated Value at Risk ("VaR") of 2.50 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the Portfolio invested in currency transactions should not lose more than 2.50 percent of its net asset value in a 12-month period.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the investments discussed above will be held by the Portfolio in the future.

The FX Alpha Plus Strategy Portfolio

Total Return for the 12 Months Ended October 31, 2009
Class A	Class C	Class I	Class R	Class W	LIBOR (London Inter Bank Offered Rate) Index[1]
–3.09%	–3.77%	–2.87%	–3.34%	–3.20%	0.27%

The performance of the Portfolio's share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Plus Strategy Portfolio underperformed the LIBOR (London Inter Bank Offered Rate) Index (the "Index") for the 12 months ended October 31, 2009, assuming no deduction of applicable sales charges.

Despite the relative underperformance, the FX Alpha Plus Strategy Portfolio navigated the chaotic economic events successfully, in our view. The enormous losses seen in equities and credit markets in the initial months of the period were largely avoided as the strategy benefited from its rigorous risk management procedures. Our risk control process takes into account factors other than interest rate differentials that may drive individual currency pairs at a given time. For example, we incorporate information provided by currency momentum, volatility, and relationships between currencies and returns of other asset classes. While the composition of the Portfolio will change over the market cycle, our approach remains consistent.

During the 12-month period, the largest detractors from the Portfolio's returns included its exposure to the Singapore dollar, the Australian dollar, the Canadian dollar, the British pound and the Indonesian rupee. The largest contributors for the period were the Portfolio's exposure to the New Zealand dollar, the Turkish lira, the Hungarian forint, the Brazilian real, and the Colombian peso.

In volatile markets, our portfolio risk controls seek to scale down or eliminate positions in particular currencies, seeking to insulate our portfolios against extreme market moves. Currencies like the Mexican peso, with high interest rates relative to other currencies, are typically long positions in carry (forward rate bias) portfolios, such as the FX Alpha Plus Strategy Portfolio. At times, however, when volatility increases significantly and/or the spot price momentum turns negative and pushes the value of the peso lower, our proprietary models seek to reduce or eliminate long positions. The Japanese yen is typically viewed as a funding currency, given the low interest rates in Japan. As such, carry portfolios would typically have a short yen position. Our proprietary models have maintained a long position due to the negative correlation of the yen to many other currencies, as well as the general increase in volatility and, from time to time, the strength of the yen. Our allocation to currency pairs is subject to adjustments to accommodate short-term market dynamics.

The Portfolio will attempt to target an estimated Value at Risk ("VaR") of 6.00 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the Portfolio invested in currency transactions should not lose more than 6.00 percent of its net asset value in a given 12-month period.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Portfolio in the future.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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Performance Summary

Morgan Stanley FX Alpha Strategy Portfolio

Performance of $10,000 Investment
Since Inception

Average Annual Total Returns—Period Ended October 31, 2009
Symbol	Class A Shares* (since 08/15/07) FXAAX	Class C Shares† (since 08/15/07) FXACX	Class I Shares†† (since 08/15/07) FXADX	Class R Shares# (since 03/31/08) FXARX	Class W Shares## (since 03/31/08) FXAWX
1 Year	–1.63%[2] –3.84 [3]	–2.12%[2] –2.85 [3]	–1.40%[2] —	–1.88%[2] —	–1.73%[2] —
Since Inception	–0.36 [2] –1.38 [3]	–0.88 [2] –0.88 [3]	–0.15 [2] —	–1.20 [2] —	–1.06 [2] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Portfolio's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 2.25%.

†  The maximum contingent deferred sales charge for Class C is 0.75% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2009.

Performance Summary

Morgan Stanley FX Alpha Plus Strategy Portfolio

Performance of $10,000 Investment
Since Inception

Average Annual Total Returns—Period Ended October 31, 2009
Symbol	Class A Shares* (since 08/15/07) FXPAX	Class C Shares† (since 08/15/07) FXPCX	Class I Shares†† (since 08/15/07) FXPDX	Class R Shares# (since 03/31/08) FXPRX	Class W Shares## (since 03/31/08) FXPWX
1 Year	–3.09%[2] –6.97 [3]	–3.77%[2] –4.73 [3]	–2.87%[2] —	–3.34%[2] —	–3.20%[2] —
Since Inception	–2.65 [2] –4.43 [3]	–3.37 [2] –3.37 [3]	–2.33 [2] —	–3.08 [2] —	–2.92 [2] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Portfolio's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.0%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/09 – 10/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The FX Alpha Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/09	10/31/09	05/01/09 – 10/31/09
Class A
Actual (0.45% return)	$1,000.00	$1,004.50	$6.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$7.02
Class C
Actual (0.17% return)	$1,000.00	$1,001.70	$9.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.73	$9.55
Class I
Actual (0.55% return)	$1,000.00	$1,005.50	$5.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75
Class R
Actual (0.31% return)	$1,000.00	$1,003.10	$8.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.99	$8.29
Class W
Actual (0.38% return)	$1,000.00	$1,003.80	$7.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.74	$7.53

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.38%, 1.88%, 1.13%, 1.63%, and 1.48% for Class A, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 3.13%, 3.63%, 2.88%, 3.38% and 3.23% for Class A, Class C, Class I, Class R and Class W shares, respectively.

The FX Alpha Plus Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/09	10/31/09	05/01/09 – 10/31/09
Class A
Actual (2.01% return)	$1,000.00	$1,020.10	$10.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.07	$10.21
Class C
Actual (1.62% return)	$1,000.00	$1,016.20	$14.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.29	$13.99
Class I
Actual (2.11% return)	$1,000.00	$1,021.10	$8.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.94
Class R
Actual (1.87% return)	$1,000.00	$1,018.70	$11.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.81	$11.47
Class W
Actual (1.98% return)	$1,000.00	$1,019.80	$10.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.57	$10.71

  @  Expenses are equal to the Portfolio's annualized expense ratios of 2.01%, 2.76%, 1.76%, 2.26%, and 2.11% for Class A, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 2.29%, 3.04%, 2.04%, 2.54% and 2.39% for Class A, Class C, Class I, Class R and Class W shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by each Portfolio's Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, the Sub-Adviser and the Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance as of December 31, 2008, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the performance of each Portfolio was better than its peer group average for the one-year period and the period since August 2007, the inception of each Portfolio. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds advised by the Adviser and compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios. The Board noted that, with respect to FX Alpha Strategy Portfolio, the management fee and total expense ratio were lower than the peer group average. The Board also noted that, with respect to FX Alpha Plus Strategy Portfolio, the management fee was higher than the peer group average and the total expense ratio was higher but close to the peer group average. After discussion, the Board concluded that (i) the FX Alpha Strategy Portfolio's management fee, total expense ratio and performance were competitive with the peer group average and (ii) the FX Alpha Plus Strategy Portfolio's performance was competitive with the peer group average and that the management fee, although higher than the peer group average, was acceptable as the total expense ratio was competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates, which do not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee levels are appropriate relative to current and projected asset levels and/or whether the management fee structures reflect economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Portfolios support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of each Portfolio's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

The FX Alpha Strategy Portfolio

Portfolio of Investments  ■  October 31, 2009

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (100.8%)
	Investment Company
21,308	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $21,307,918)		$21,307,918
	Total Investment (Cost $21,307,918) (a)(b)	100.8%	21,307,918
	Liabilities in Excess of Other Assets	(0.8)	(164,625)
	Net Assets	100.0%	$21,143,293

  (a)  This security has been designated as collateral in connection with open forward foreign currency contracts.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at October 31, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	213		$315	11/03/2009	$2
TRY	1,908		$1,275	11/03/2009	7
	$1,093	TRY	1,636	11/04/2009	(6)
AUD	940,834		$863,709	11/06/2009	17,354
	$346,347	BRL	603,059	11/06/2009	(4,574)
	$10,687	BRL	18,505	11/06/2009	(200)
CAD	789,577		$739,861	11/06/2009	10,150
	$275,349	CHF	280,210	11/06/2009	(2,197)
CLP	117,010,111		$220,151	11/06/2009	(382)
CLP	120,895,843		$227,009	11/06/2009	(847)
	$217,890	COP	431,259,073	11/06/2009	(2,455)
	$220,144	COP	441,389,079	11/06/2009	352
CZK	515,323		$29,135	11/06/2009	556
CZK	33,215		$1,893	11/06/2009	51
EUR	300,011		$444,601	11/06/2009	3,097
EUR	212,706		$316,611	11/06/2009	3,587
GBP	213,875		$350,761	11/06/2009	(240)
	$1,029,173	HUF	185,799,135	11/06/2009	(35,465)
	$10,107	HUF	1,837,669	11/06/2009	(278)
	$1,045,525	IDR	10,024,492,970	11/06/2009	2,843
ILS	2,085,323		$562,537	11/06/2009	6,988
	$510,002	JPY	46,918,735	11/06/2009	11,250
	$736	JPY	67,708	11/06/2009	17
KRW	238,458,987		$199,798	11/06/2009	(1,867)
	$272,817	MXN	3,621,593	11/06/2009	1,198
	$1,546	MXN	20,475	11/06/2009	3

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments  ■  October 31, 2009 continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NOK	129,949		$23,053	11/06/2009	$364
	$893,696	NZD	1,194,709	11/06/2009	(36,825)
	$318,366	PHP	15,052,326	11/06/2009	(2,466)
	$3,030,252	PHP	143,376,367	11/06/2009	(21,241)
PLN	1,362,086		$482,274	11/06/2009	11,687
	$1,124,910	RUB	32,781,329	11/06/2009	(3,260)
SEK	2,719,306		$394,553	11/06/2009	11,124
SGD	2,056,044		$1,472,769	11/06/2009	5,884
	$1,013,379	TRY	1,504,691	11/06/2009	(13,611)
	$388,790	TRY	581,358	11/06/2009	(2,516)
TWD	27,854,949		$858,317	11/06/2009	1,452
TWD	81,543,787		$2,512,518	11/06/2009	4,096
	$422,788	ZAR	3,211,014	11/06/2009	(12,181)
				Net Unrealized Depreciation	$(48,549)

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

COP  Colombian Peso.

CZK  Czech Koruna.

EUR  Euro.

GBP  British Pound.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

ILS  Israeli Shekel.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PHP  Philippine Peso.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

TRY  Turkish Lira.

TWD  Taiwan Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments  ■  October 31, 2009

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (100.9%)
	Investment Company
80,499	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $80,499,085)		$80,499,085
	Total Investment (Cost $80,499,085) (a)(b)	100.9%	80,499,085
	Liabilities in Excess of Other Assets	(0.9)	(766,711)
	Net Assets	100.0%	$79,732,374

  (a)  This security has been designated as collateral in connection with open forward foreign currency contracts.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at October 31, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	344		$509	11/03/2009	$3
TRY	18,000		$12,032	11/03/2009	66
	$10,262	TRY	15,354	11/04/2009	(56)
AUD	8,822,441		$8,099,221	11/06/2009	162,731
	$98,360	BRL	170,311	11/06/2009	(1,840)
	$3,249,626	BRL	5,658,248	11/06/2009	(42,911)
CAD	7,404,052		$6,937,856	11/06/2009	95,177
	$2,582,013	CHF	2,627,596	11/06/2009	(20,604)
CLP	1,132,618,679		$2,126,744	11/06/2009	(7,936)
CLP	1,098,284,218		$2,066,386	11/06/2009	(3,583)
	$2,066,325	COP	4,142,981,303	11/06/2009	3,303
	$2,041,206	COP	4,040,056,714	11/06/2009	(22,994)
CZK	325,482		$18,550	11/06/2009	499
CZK	4,799,834		$271,370	11/06/2009	5,177
EUR	1,980,394		$2,947,797	11/06/2009	33,395
EUR	2,826,470		$4,188,687	11/06/2009	29,178
GBP	2,005,548		$3,289,151	11/06/2009	(2,248)
	$104,598	HUF	19,018,889	11/06/2009	(2,879)
	$9,640,909	HUF	1,740,497,399	11/06/2009	(332,227)
	$9,804,142	IDR	94,002,108,090	11/06/2009	26,658
ILS	19,554,578		$5,275,041	11/06/2009	65,530
	$11,530	JPY	1,061,234	11/06/2009	260
	$4,777,783	JPY	439,542,196	11/06/2009	105,392
KRW	2,236,088,821		$1,873,556	11/06/2009	(17,508)
	$7,614	MXN	100,852	11/06/2009	17
	$2,565,133	MXN	34,051,705	11/06/2009	11,263

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Portfolio of Investments  ■  October 31, 2009 continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NOK	1,214,193		$215,398	11/06/2009	$3,400
	$8,380,395	NZD	11,203,064	11/06/2009	(345,320)
	$28,351,987	PHP	1,341,474,287	11/06/2009	(198,736)
	$3,048,860	PHP	144,150,087	11/06/2009	(23,611)
PLN	12,772,606		$4,522,397	11/06/2009	109,590
	$10,548,550	RUB	307,398,448	11/06/2009	(30,571)
SEK	25,499,610		$3,699,819	11/06/2009	104,314
SGD	19,280,027		$13,810,512	11/06/2009	55,177
	$3,654,727	TRY	5,464,913	11/06/2009	(23,652)
	$9,493,138	TRY	14,095,649	11/06/2009	(127,508)
TWD	767,119,913		$23,636,417	11/06/2009	38,536
TWD	258,738,641		$7,972,719	11/06/2009	13,489
	$3,964,589	ZAR	30,110,460	11/06/2009	(114,221)
				Net Unrealized Depreciation	$(455,250)

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

COP  Colombian Peso.

CZK  Czech Koruna.

EUR  Euro.

GBP  British Pound.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

ILS  Israeli Shekel.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

PHP  Philippine Peso.

PLN  Polish Zloty.

RUB  Russian Ruble.

SEK  Swedish Krona.

SGD  Singapore Dollar.

TRY  Turkish Lira.

TWD  Taiwan Dollar.

ZAR  South African Rand.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements

Statements of Assets and Liabilities

October 31, 2009

	Alpha Strategy	Alpha Plus Strategy
Assets:
Investment in affiliate, at value (cost $21,307,918 and $80,499,085, respectively)	$21,307,918	$80,499,085
Unrealized appreciation on open forward foreign currency contracts	92,062	863,155
Cash (including foreign currency valued at $89 with a cost of $68 for Alpha Strategy)	89	340,000
Receivable for:
Shares of beneficial interest sold	25,000	118,103
Compensated forward foreign currency contracts	5,227	54,596
Dividends from affiliate	3,834	14,385
Collateral due from brokers	—	340,000
Receivable from Adviser	101,174	—
Prepaid expenses and other assets	5,753	8,660
Total Assets	21,541,057	82,237,984
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	140,611	1,318,405
Payable for:
Shares of beneficial interest redeemed	94,775	449,206
Investment advisory fee	80,059	547,187
Distribution fee	8,002	39,268
Compensated forward foreign currency contracts	6,630	71,109
Transfer agent fee	2,044	2,417
Administration fee	—	5,629
Accrued expenses and other payables	65,643	72,389
Total Liabilities	397,764	2,505,610
Net Assets	$21,143,293	$79,732,374
Composition of Net Assets:
Paid-in-capital	$21,159,536	$90,030,725
Net unrealized depreciation	(48,528)	(455,250)
Accumulated undistributed net investment income (loss)	32,324	(597)
Accumulated net realized loss	(39)	(9,842,504)
Net Assets	$21,143,293	$79,732,374
Class A Shares:
Net Assets	$9,227,532	$33,669,401
Shares Outstanding (unlimited shares authorized, $.01 par value)	314,737	1,207,485
Net Asset Value Per Share	$29.32	$27.88
Maximum Offering Price Per Share, (net asset value plus 2.30% and 4.17% of net asset value, respectively)	$29.99	$29.04
Class C Shares:
Net Assets	$8,943,942	$36,860,919
Shares Outstanding (unlimited shares authorized, $.01 par value)	307,047	1,337,727
Net Asset Value Per Share	$29.13	$27.55
Class I Shares:
Net Assets	$2,775,633	$9,069,127
Shares Outstanding (unlimited shares authorized, $.01 par value)	94,464	323,362
Net Asset Value Per Share	$29.38	$28.05
Class R Shares:
Net Assets	$97,985	$95,082
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,352	3,424
Net Asset Value Per Share	$29.23	$27.77
Class W Shares:
Net Assets	$98,201	$37,845
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,354	1,360
Net Asset Value Per Share	$29.28	$27.83

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Operations

For the year ended October 31, 2009

	Alpha Strategy	Alpha Plus Strategy
Net Investment Loss: Income
Dividends from affiliate	$213,107	$654,069
Interest	40	26,228
Total Income	213,147	680,297
Expenses
Custodian fees	377,825	419,589
Investment advisory fee	196,444	1,213,747
Distribution fee (Class A shares)	35,186	110,919
Distribution fee (Class C shares)	93,456	420,416
Distribution fee (Class R shares)	492	476
Distribution fee (Class W shares)	415	3,536
Professional fees	83,739	82,733
Registration fees	57,194	61,207
Administration fee	28,574	88,273
Transfer agent fees and expenses	25,812	68,060
Shareholder reports and notices	14,094	55,247
Trustees' fees and expenses	1,203	3,156
Other	17,991	9,575
Total Expenses	932,425	2,536,934
Less: amounts waived/reimbursed	(437,696)	(227,325)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(14,796)	(120,036)
Net Expenses	479,933	2,189,573
Net Investment Loss	(266,786)	(1,509,276)
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(15,494)	(113,734)
Options written	(15,796)	(111,599)
Forward foreign currency contracts	(1,203,528)	(8,770,473)
Foreign currency translation	(13)	(4,713)
Net Realized Loss	(1,234,831)	(9,000,519)
Change in Unrealized Appreciation/Depreciation on:
Forward foreign currency contracts	703,378	5,200,585
Foreign currency translation	84	2,858
Net Change in Unrealized Appreciation/Depreciation	703,462	5,203,443
Net Loss	(531,369)	(3,797,076)
Net Decrease	$(798,155)	$(5,306,352)

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Changes in Net Assets

	Alpha Strategy		Alpha Plus Strategy
	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$(266,786)	$1,154,291	$(1,509,276)	$2,151,109
Net realized loss	(1,234,831)	(347,229)	(9,000,519)	(2,030,587)
Net change in unrealized appreciation/ depreciation	703,462	(685,471)	5,203,443	(5,190,723)
Net Increase (Decrease)	(798,155)	121,591	(5,306,352)	(5,070,201)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(14,941)	(220,957)	—	(822,110)
Class C shares	(5,545)	(126,627)	—	(318,083)
Class I shares	(12,438)	(226,040)	—	(237,960)
Class R shares	(63)	(651)	—	(606)
Class W shares	(100)	(727)	—	(643)
Paid-in-Capital
Class A shares	—	—	—	(126,589)
Class C shares	—	—	—	(109,570)
Class I shares	—	—	—	(44,124)
Class R shares	—	—	—	(168)
Class W shares	—	—	—	(168)
Total Dividends and Distributions	(33,087)	(575,002)	—	(1,660,021)
Net increase (decrease) from transactions in shares of beneficial interest	(29,477,713)	31,112,298	(69,750,054)	101,912,952
Net Increase (Decrease)	(30,308,955)	30,658,887	(75,056,406)	95,182,730
Net Assets:
Beginning of period	51,452,248	20,793,361	154,788,780	59,606,050
End of Period	$21,143,293	$51,452,248	$79,732,374	$154,788,780
Accumulated Undistributed Net Investment Income (Loss)	$32,324	$395,120	$(597)	$(398)

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009

1. Organization and Accounting Policies

Morgan Stanley FX Series Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund is a mutual fund comprised of two separate portfolios, the FX Alpha Strategy Portfolio and the FX Alpha Plus Strategy Portfolio, (the "Portfolios"), each with its own distinctive investment objective, to seek total return through a combination of income and capital appreciation. The Fund was organized as a Massachusetts business trust on January 31, 2007 and commenced operations on August 15, 2007. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Portfolios offer Class A, Class C, Class I, Class R and Class W shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months or one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses.

For the period November 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A, Class C, Class I, Class R and Class W shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) listed options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (4) when market quotations are not readily available

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statements of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to premium initially paid for the option.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Operations. Each of the tax years in the four year period ended October 31, 2009, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through December 28, 2009, the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of October 31, 2009 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2009 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
FX Alpha Strategy
Assets:
Short-Term Investment — Investment Company	$21,307,918	$21,307,918	—	—
Forward Foreign Currency Contracts	92,062	—	$92,062	—
Total	$21,399,980	$21,307,918	$92,062	—
Liabilities:
Forward Foreign Currency Contracts	$(140,611)	—	$(140,611)	—
FX Alpha Plus Strategy
Assets:
Short-Term Investment — Investment Company	$80,499,085	$80,499,085	—	—
Forward Foreign Currency Contracts	863,155	—	$863,155	—
Total	$81,362,240	$80,499,085	$863,155	—
Liabilities:
Forward Foreign Currency Contracts	$(1,318,405)	—	$(1,318,405)	—

3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Forward Foreign Currency Contracts The Fund may invest in currency spot, forward and non-deliverable forward transactions. A currency spot contract facilitates the settlement of foreign currency denominated transactions as well as manage currency exposure. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non-deliverable forwards allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets.

The currency market is highly volatile. Prices in these markets are influenced by changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations as well as political events.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the year ended October 31, 2009, the cost of purchases and the proceeds from sales of forward foreign currency contracts were $648,761,530 and $611,464,365 for FX Alpha Strategy Portfolio and $5,000,280,221 and 4,729,159,949 for FX Alpha Plus Strategy, respectively.

Options For hedging and investment purposes, the Fund may engage in transactions in listed and over-the-counter options to manage foreign currency exposure. Risks may arise from an imperfect correlation between the change in the market value of the forward foreign currency contracts held by the Fund and the price of options relating to the forward foreign currency contracts purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

Transactions in options for the year ended October 31, 2009, were as follows:

Alpha Strategy Portfolio
	NUMBER OF CONTRACTS	COST
Options purchased, outstanding at beginning of period	—	—
Options purchased	4,542	$15,494
Options closed	(4,542)	(15,494)
Options purchased, outstanding at end of period	—	—
	NUMBER OF CONTRACTS	PREMIUM
Options written, outstanding at beginning of period	—	—
Options written	4,542	$8,662
Options closed	(4,542)	(8,662)
Options written, outstanding at end of period	—	—
Alpha Plus Strategy Portfolio
	NUMBER OF CONTRACTS	COST
Options purchased, outstanding at beginning of period	—	—
Options purchased	33,272	$113,734
Options closed	(33,272)	(113,734)
Options purchased, outstanding at end of period	—	—
	NUMBER OF CONTRACTS	PREMIUM
Options written, outstanding at beginning of period	—	—
Options written	33,272	$64,495
Options closed	(33,272)	(64,495)
Options written, outstanding at end of period	—	—

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2009.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Alpha Strategy Portfolio	Foreign Exchange Risk	Unrealized appreciation on open forward foreign currency contracts	$92,062	Unrealized depreciation on open forward foreign currency contracts	$(140,611)
Alpha Plus Strategy Portfolio	Foreign Exchange Risk	Unrealized appreciation on open forward foreign currency contracts	$863,155	Unrealized depreciation on open forward foreign currency contracts	$(1,318,405)

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the year ended October 31, 2009.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	OPTIONS PURCHASED	OPTIONS WRITTEN	FORWARD FOREIGN CURRENCY
Alpha Strategy Portfolio	Foreign Exchange Risk	$(15,494)	$(15,796)	$(1,203,528)
Alpha Plus Strategy Portfolio	Foreign Exchange Risk	$(113,734)	$(111,599)	$(8,770,473)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	OPTIONS PURCHASED	OPTIONS WRITTEN	FORWARD FOREIGN CURRENCY
Alpha Strategy Portfolio	Foreign Exchange Risk	—	—	$703,378
Alpha Plus Strategy Portfolio	Foreign Exchange Risk	—	—	$5,200,585

4. Investment Advisory/Administration and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services pursuant to an investment advisory agreement (the "Investment Advisory Agreement").

Pursuant to the Investment Advisory Agreement, The FX Alpha Strategy Portfolio pays the Investment Adviser a base fee of 0.55% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable 12-month performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the U.S. Dollar London Interbank Offering Rate ("LIBOR ") plus 2.50% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.275% of the Portfolio's average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.275% to 0.825% of the Portfolio's average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. For the year ended October 31, 2009, the total investment advisory fee accrued, including the performance adjustment, was 0.55% of the Portfolio's average net assets on an annual basis.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Strategy's total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.29% for Class A, 1.79% for Class C, 1.04% for Class I, 1.54% for Class R and 1.39% for Class W shares. The waiver may be terminated at any time.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

Pursuant to the Investment Advisory Agreement, The FX Alpha Plus Strategy Portfolio pays the Investment Adviser a base fee of 1.10% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the LIBOR plus 6.00% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.55% of the Portfolio's average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.55% to 1.65% of the Portfolio's average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. For the year ended October 31, 2009, the total investment advisory fee accrued, including the performance adjustment, was 1.10% of the Portfolio's average net assets on an annual basis.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Plus Strategy total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.84% for Class A, 2.59% for Class C, 1.59% for Class I, 2.09% for Class R and 1.94% for Class W shares. The waiver may be terminated at any time.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Portfolios are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Portfolios have adopted a Plan of

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolios will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class C — up to 0.75% and 1.00% of the average daily net assets of Class C, for the FX Alpha Strategy Portfolio and the FX Alpha Plus Strategy Portfolio, respectively; and (iii) up to 0.50% and 0.35% of the average daily net assets of Class R and Class W shares, respectively, of each Portfolio.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75%, 0.50% and 0.35%, of the average daily net assets, respectively, for the FX Alpha Strategy Portfolio and 0.25%, 1.0%, 0.50% and 0.35% of the average daily net assets, respectively, for the FX Alpha Plus Strategy Portfolio, will not be reimbursed by the Fund through payments in any subsequent year, except with respect to Class A and Class C, expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2009, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.24%, 0.75%, 0.50% and 0.35% for the FX Alpha Strategy Portfolio, respectively and 0.24%, 0.93%, 0.50% and 0.35%, respectively for the FX Alpha Strategy Plus Portfolio.

The Distributor has informed the Fund that for the year ended October 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, and Class C shares of $19,317, and $7,435, respectively for the FX Alpha Strategy Portfolio and $64,018 and $42,711, respectively for the FX Alpha Plus Strategy Portfolio. In addition, the Portfolios received $4,105 and $14,057, respectively in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds. For the year ended October 31, 2009, advisory fees paid were reduced by $14,796 for FX Alpha Strategy and $120,036 for FX Alpha Plus Strategy relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds. Income distributions earned by the Funds are recorded as "dividends from affiliate" in the Statement of Operations and totaled $213,107 for FX Alpha Strategy and $654,069 for FX Alpha Plus Strategy for year ended October 31, 2009. During the year ended October 31, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

Liquidity Funds aggregated $10,083,144 and $41,039,014, for FX Alpha Strategy and $44,079,516 and $126,516,326, for FX Alpha Plus Strategy, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	ALPHA STRATEGY PORTFOLIO		ALPHA PLUS STRATEGY PORTFOLIO
	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008	FOR THE YEAR ENDED OCTOBER 31, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
Ordinary income	$33,087	$575,002	—	$1,379,402
Paid-in-capital	—	—	—	280,619
Total distributions	$33,087	$575,002	—	$1,660,021

As of October 31, 2009, the tax-basis components of accumulated losses were as follows:

	ALPHA STRATEGY PORTFOLIO	ALPHA PLUS STRATEGY PORTFOLIO
Net accumulated earnings	—	—
Capital loss carryforward	$(39)	$(10,174,420)
Temporary differences	(195)	(597)
Net unrealized depreciation	(16,009)	(123,334)
Total accumulated losses	$(16,243)	$(10,298,351)

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

As of October 31, 2009, FX Alpha Strategy Portfolio and FX Alpha Plus Strategy Portfolio had net capital loss carryforwards of $39 and $10,174,420 respectively, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedules.

ALPHA STRATEGY PORTFOLIO		ALPHA PLUS STRATEGY PORTFOLIO
AMOUNT	EXPIRATION	AMOUNT	EXPIRATION
$39	October 31, 2017	$669,861	October 31, 2015
		3,201,712	October 31, 2016
		6,302,847	October 31, 2017

As of October 31, 2009, both Portfolios had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts.

Permanent differences, due to foreign currency losses and nondeductible expenses for both Portfolios, resulted in the following reclassifications among the Portfolios' components of net assets at October 31, 2009:

	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
Alpha Strategy Portfolio	$(62,923)	$1,234,792	$(1,171,869)
Alpha Plus Strategy Portfolio	1,509,077	229,947	(1,739,024)

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

The FX Alpha Strategy Portfolio

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	59,255	$1,743,106	2,598,917	$28,987,659
Reinvestment of dividends	456	13,459	12,049	205,322
Redeemed	(403,696)	(11,892,380)	(1,515,273)	(19,965,352)
Shares tendered from reverse stock split @@	—	—	(1,501,547)	—
Net decrease — Class A	(343,985)	(10,135,815)	(405,854)	9,227,629
CLASS C SHARES
Sold	38,208	1,122,159	1,423,358	14,887,204
Reinvestment of dividends	187	5,528	5,940	103,876
Redeemed	(324,033)	(9,509,591)	(270,053)	(4,685,076)
Shares tendered from reverse stock split @@	—	—	(1,317,354)	—
Net decrease — Class C	(285,638)	(8,381,904)	(158,109)	10,306,004
CLASS I SHARES
Sold	111,095	3,282,247	3,299,220	36,872,654
Reinvestment of dividends	333	9,817	10,177	184,499
Redeemed	(483,000)	(14,222,015)	(1,185,059)	(25,710,866)
Shares tendered from reverse stock split @@	—	—	(1,920,961)	—
Net increase (decrease) — Class I	(371,572)	(10,929,951)	203,377	11,346,287
CLASS R SHARES
Sold	—	—	9,990	100,000
Reinvestment of dividends	—	—	22	651
Shares tendered from reverse stock split @@	—	—	(6,660)	—
Net increase — Class R	—	—	3,352	100,651
CLASS W SHARES
Sold	—	—	11,018	131,000
Reinvestment of dividends	1	24	24	727
Redeemed	(1,029)	(30,067)	—	—
Shares tendered from reverse stock split @@	—	—	(6,660)	—
Net increase (decrease) — Class W	(1,028)	(30,043)	4,382	131,727
Net decrease in Fund	(1,002,223)	$(29,477,713)	(352,852)	$31,112,298

@@  As of the close of business on June 13, 2008 the Portfolio implemented a reverse stock split which resulted in a reduction of shares.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

The FX Alpha Plus Strategy Portfolio

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	280,263	$7,785,470	6,721,624	$71,121,783
Reinvestment of dividends and distributions	—	—	50,725	849,721
Redeemed	(1,395,963)	(38,951,768)	(2,755,917)	(37,634,568)
Shares tendered from reverse stock split @@	—	—	(5,282,018)	—
Net decrease — Class A	(1,115,700)	(31,166,298)	(1,265,586)	34,336,936
CLASS C SHARES
Sold	169,183	4,686,922	4,926,958	51,534,868
Reinvestment of dividends and distributions	—	—	21,052	398,351
Redeemed	(963,922)	(26,657,426)	(547,038)	(9,609,529)
Shares tendered from reverse stock split @@	—	—	(4,415,983)	—
Net decrease — Class C	(794,739)	(21,970,504)	(15,011)	42,323,690
CLASS I SHARES
Sold	202,056	5,652,607	3,670,891	39,711,230
Reinvestment of dividends and distributions	—	—	11,703	260,908
Redeemed	(792,185)	(22,063,915)	(866,517)	(15,139,317)
Shares tendered from reverse stock split @@	—	—	(2,167,600)	—
Net increase (decrease) — Class I	(590,129)	(16,411,308)	648,477	24,832,821
CLASS R SHARES
Sold	—	—	10,194	100,000
Reinvestment of dividends and distributions	—	—	27	774
Shares tendered from reverse stock split @@	—	—	(6,797)	—
Net increase — Class R	—	—	3,424	100,774
CLASS W SHARES
Sold	89,599	2,530,393	22,497	466,799
Reinvestment of dividends and distributions	—	—	28	811
Redeemed	(98,808)	(2,732,337)	(5,160)	(148,879)
Shares tendered from reverse stock split @@	—	—	(6,796)	—
Net increase (decrease) — Class W	(9,209)	(201,944)	10,569	318,731
Net decrease in Fund	(2,509,777)	$(69,750,054)	(618,127)	$101,912,952

@@  As of the close of business on June 13, 2008 the Portfolio implemented a reverse stock split which resulted in a reduction of shares.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  October 31, 2009 continued

9. Stock Split

As of the close of business on June 13, 2008, the Portfolios implemented a 1:3 reverse stock split. This reverse stock split effectively decreased the number of outstanding shares for each Portfolio. As a result, shareholders' accounts reflected proportionally fewer shares with a higher net asset value per share. While the number of shares declined, neither Portfolios' holdings nor the total value of shareholders' investments was affected. Per share data in the financial highlights prior to June 13, 2008, has been adjusted to give effect to this reversed stock split.

The FX Alpha Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^
					THROUGH
	2009		2008^^		OCTOBER 31, 2007^^
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.84		$30.03		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.19)		0.64		0.21
Net realized and unrealized loss	(0.31)		(0.46)		(0.12)
Total income (loss) from investment operations	(0.50)		0.18		0.09
Less dividends and distributions from:
Net investment income	(0.02)		(0.37)		–
Paid-in-capital	–		–		(0.06)
Total dividends and distributions	(0.02)		(0.37)		(0.06)
Net asset value, end of period	$29.32		$29.84		$30.03
Total Return(2)	(1.63)%		0.59%		0.25	%(8)
Ratios to Average Net Assets(3):
Expenses	1.22	%(4)(5)	1.17	%(4)	1.29	%(4)(5)(7)
Net investment income (loss)	(0.62	)%(4)(5)	2.11	%(4)	3.38	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.04%		0.20%		0.00	%(6)(7)
Supplemental Data:
Net assets, end of period, in thousands	$9,228		$19,659		$10,658

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.49%	(1.89)%
October 31, 2007	9.84	(5.17)

  (6)  Amount is less than 0.005%.

  (7)  Annualized.

  (8)  Not annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^
					THROUGH
	2009		2008^^		OCTOBER 31, 2007^^
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.79		$30.00		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.34)		0.46		0.18
Net realized and unrealized loss	(0.31)		(0.44)		(0.15)
Total income (loss) from investment operations	(0.65)		0.02		0.03
Less dividends and distributions from:
Net investment income	(0.01)		(0.23)		–
Paid-in-capital	–		–		(0.03)
Total dividends and distributions	(0.01)		(0.23)		(0.03)
Net asset value, end of period	$29.13		$29.79		$30.00
Total Return(2)	(2.12)%		0.04%		0.13	%(8)
Ratios to Average Net Assets(3):
Expenses	1.73	%(4)(5)	1.69	%(4)	1.79	%(4)(5)(7)
Net investment income (loss)	(1.13	)%(4)(5)	1.53	%(4)	2.88	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.04%		0.20%		0.00	%(6)(7)
Supplemental Data:
Net assets, end of period, in thousands	$8,944		$17,654		$7,510

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	3.00%	(2.40)%
October 31, 2007	10.34	(5.67)

(6)  Amount is less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^
					THROUGH
	2009		2008^^		OCTOBER 31, 2007^^
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.84		$30.00		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.09)		0.69		0.24
Net realized and unrealized loss	(0.34)		(0.41)		(0.18)
Total income (loss) from investment operations	(0.43)		0.28		0.06
Less dividends and distributions from:
Net investment income	(0.03)		(0.44)		–
Paid-in-capital	–		–		(0.06)
Total dividends and distributions	(0.03)		(0.44)		(0.06)
Net asset value, end of period	$29.38		$29.84		$30.00
Total Return(2)	(1.40)%		0.82%		0.26	%(8)
Ratios to Average Net Assets(3):
Expenses	0.98	%(4)(5)	0.94	%(4)	1.04	%(4)(5)(7)
Net investment income (loss)	(0.38	)%(4)(5)	2.29	%(4)	3.63	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.04%		0.20%		0.00	%(6)(7)
Supplemental Data:
Net assets, end of period, in thousands	$2,776		$13,909		$2,626

  ^  Commencement of operations.

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

(1)  The per share amounts were computed using an average number of shares outstanding during the period.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

(5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.25%	(1.65)%
October 31, 2007	9.59	(4.92)

(6)  Amount is less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.83		$30.03
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.32)		0.23
Net realized and unrealized loss	(0.26)		(0.23)
Total income (loss) from investment operations	(0.58)		–
Less dividends from net investment income	(0.02)		(0.20)
Net asset value, end of period	$29.23		$29.83
Total Return(2)	(1.88)%		(0.02	)%(7)
Ratios to Average Net Assets(3):
Expenses	1.48	%(4)(5)	1.38	%(4)(6)
Net investment income (loss)	(0.88	)%(4)(5)	1.31	%(4)(6)
Rebate from Morgan Stanley affiliate	0.04%		0.20	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$98		$100

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.75%	(2.15)%

  (6)  Annualized.

  (7)  Not annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.83		$30.03
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.26)		0.26
Net realized and unrealized loss	(0.27)		(0.24)
Total income (loss) from investment operations	(0.53)		0.02
Less dividends from net investment income	(0.02)		(0.22)
Net asset value, end of period	$29.28		$29.83
Total Return(2)	(1.73)%		0.05	%(7)
Ratios to Average Net Assets(3):
Expenses	1.33	%(4)(5)	1.23	%(4)(6)
Net investment income (loss)	(0.73	)%(4)(5)	1.45	%(4)(6)
Rebate from Morgan Stanley affiliate	0.04%		0.20	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$98		$131

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.60%	(2.00)%

  (6)  Annualized.

  (7)  Not annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^
					THROUGH
	2009		2008^^		OCTOBER 31, 2007^^
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.79		$29.82		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.31)		0.51		0.18
Net realized and unrealized loss	(0.60)		(1.16)		(0.36)
Total loss from investment operations	(0.91)		(0.65)		(0.18)
Less dividends and distributions from:
Net investment income	–		(0.33)		–
Paid-in-capital	–		(0.05)		–
Total dividends and distributions	–		(0.38)		–
Net asset value, end of period	$27.88		$28.79		$29.82
Total Return(2)	(3.09)%		(1.98)%		(0.80	)%(8)
Ratios to Average Net Assets(3):
Expenses	1.73	%(4)(5)	1.57	%(4)	1.84	%(4)(5)(7)
Net investment income (loss)	(1.11	)%(4)(5)	1.72	%(4)	2.79	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.11%		0.11%		0.00	%(6)(7)
Supplemental Data:
Net assets, end of period, in thousands	$33,669		$66,892		$35,681

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.05%	(1.43)%
October 31, 2007	4.81	(0.18)

  (6)  Amount is less than 0.005%.

  (7)  Annualized.

  (8)  Not annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^
					THROUGH
	2009		2008^^		OCTOBER 31, 2007^^
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.65		$29.76		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.51)		0.24		0.12
Net realized and unrealized loss	(0.59)		(1.11)		(0.36)
Total loss from investment operations	(1.10)		(0.87)		(0.24)
Less dividends and distributions from:
Net investment income	–		(0.19)		–
Paid-in-capital	–		(0.05)		–
Total dividends and distributions	–		(0.24)		–
Net asset value, end of period	$27.55		$28.65		$29.76
Total Return(2)	(3.77)%		(2.71)%		(1.00	)%(8)
Ratios to Average Net Assets(3):
Expenses	2.42	%(4)(5)	2.33	%(4)	2.59	%(4)(5)(7)
Net investment income (loss)	(1.80	)%(4)(5)	0.83	%(4)	2.04	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.11%		0.11%		0.00	%(6)(7)
Supplemental Data:
Net assets, end of period, in thousands	$36,861		$61,098		$21,298

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.74%	(2.12)%
October 31, 2007	5.56	(0.93)

  (6)  Amount is less than 0.005%.

  (7)  Annualized

  (8)  Not annualized

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				FOR THE PERIOD AUGUST 15, 2007^
					THROUGH
	2009		2008^^		OCTOBER 31, 2007^^
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.90		$29.73		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.23)		0.49		0.18
Net realized and unrealized loss	(0.62)		(0.89)		(0.45)
Total loss from investment operations	(0.85)		(0.40)		(0.27)
Less dividends and distributions from:
Net investment income	–		(0.38)		–
Paid-in-capital	–		(0.05)		–
Total dividends and distributions	–		(0.43)		–
Net asset value, end of period	$28.05		$28.90		$29.73
Total Return(2)	(2.87)%		(1.58)%		(0.70	)%(8)
Ratios to Average Net Assets(3):
Expenses	1.49	%(4)(5)	1.33	%(4)	1.59	%(4)(5)(7)
Net investment income (loss)	(0.87	)%(4)(5)	1.66	%(4)	3.04	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.11%		0.11%		0.00	%(6)(7)
Supplemental Data:
Net assets, end of period, in thousands	$9,069		$26,396		$2,628

  ^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT INCOME (LOSS)
October 31, 2009	1.81%	(1.19)%
October 31, 2007	4.56	0.07

  (6)  Amount is less than 0.005%.

  (7)  Annualized.

  (8)  Not annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.75		$29.43
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.43)		0.14
Net realized and unrealized loss	(0.55)		(0.59)
Total loss from investment operations	(0.98)		(0.45)
Less dividends and distributions from:
Net investment income	–		(0.18)
Paid-in-capital	–		(0.05)
Total dividends and distributions	–		(0.23)
Net asset value, end of period	$27.77		$28.75
Total Return(2)	(3.34)%		(1.55	)%(7)
Ratios to Average Net Assets(3):
Expenses	1.99	%(4)(5)	1.84	%(4)(6)
Net investment income (loss)	(1.37	)%(4)(5)	0.82	%(4)(6)
Rebate from Morgan Stanley affiliate	0.11%		0.11	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$95		$98

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.31%	(1.69)%

  (6)  Annualized.

  (7)  Not annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.76		$29.43
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.26)		0.14
Net realized and unrealized loss	(0.67)		(0.57)
Total loss from investment operations	(0.93)		(0.43)
Less dividends and distributions from:
Net investment income	–		(0.19)
Paid-in-capital	–		(0.05)
Total dividends and distributions	–		(0.24)
Net asset value, end of period	$27.83		$28.76
Total Return(2)	(3.20)%		(1.44	)%(7)
Ratios to Average Net Assets(3):
Expenses	1.84	%(4)(5)	1.77	%(4)(6)
Net investment income (loss)	(1.22	)%(4)(5)	0.82	%(4)(6)
Rebate from Morgan Stanley affiliate	0.11%		0.11	%(6)
Supplemental Data:
Net assets, end of period, in thousands	$38		$304

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income (loss) and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
October 31, 2009	2.16%	(1.54)%

  (6)  Annualized.

  (7)  Not annualized.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley FX Series Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Morgan Stanley FX Series Funds (the "Fund"), comprising The FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio (together the "Portfolios") as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Morgan Stanley FX Series Funds as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 28, 2009

Morgan Stanley FX Series Funds

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources. For example:

■  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley FX Series Funds

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley FX Series Funds

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

■  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

■  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley FX Series Funds

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley FX Series Funds

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator — Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley FX Series Funds

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (56) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (67) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley FX Series Funds

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

Morgan Stanley FX Series Funds

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (62)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (77) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  †  For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley FX Series Funds

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (35) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2008	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (47) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since April 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (46) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (43) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director and Secretary of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997).

Morgan Stanley FX Series Funds

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (44) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, E14 4AD England

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

FXAANN
IU09-0547OP-Y10/09

INVESTMENT MANAGEMENT

Morgan Stanley
FX Series Funds

Annual Report

October 31, 2009

Item 2.   Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.   Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.   Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2009

	Registrant			Covered Entities(1)
Audit Fees		$62,250		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,919,000	(2)
Tax Fees		$7,522	(3)	$1,013,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$7,522		$7,922,000

Total		$69,772		$7,922,000

2008

	Registrant			Covered Entities(1)
Audit Fees		$77,524		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$6,418,000	(2)
Tax Fees		$14,170	(3)	$881,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$14,170		$7,299,000

Total		$91,694		$7,299,000

N/A- Not applicable, as not required by Item 4.

(1)   Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)   Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)   All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.     Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)           This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.     Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.     Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.     Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.     Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.     All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.     Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.     Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.     Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)   The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley FX Series Funds

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2009